PIMCO Ultra Short Government Active Exchange-Traded Fund Expense Example - PIMCO Ultra Short Government Active Exchange-Traded Fund - PIMCO Ultra Short Government Active Exchange-Traded Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179